Cover	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	First Tracks Biotherapeutics, Inc.
Entity Central Index Key	0002091349
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2834
Entity Tax Identification Number	39-5003207
Entity Address, Address Line One	10770 Wateridge Circle
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	362-6295
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Daniel Faga
Entity Address, Address Line One	10770 Wateridge Circle
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	362-6295